Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Aug. 31, 2024	May 31, 2024	Feb. 29, 2024	Nov. 30, 2023	Aug. 31, 2023	May 31, 2023	Feb. 28, 2023	Nov. 30, 2022	Aug. 31, 2022	May 31, 2022	Feb. 28, 2022	Nov. 30, 2021	Aug. 31, 2021	May 31, 2021	Feb. 28, 2021	Nov. 30, 2020	Aug. 31, 2020	May 31, 2020	Feb. 29, 2020	Nov. 30, 2019	Aug. 31, 2019	May 31, 2019	Feb. 28, 2019	Nov. 30, 2018	Aug. 31, 2018	May 31, 2018	Feb. 28, 2018	Nov. 30, 2017	Aug. 31, 2017	May 31, 2017	Feb. 28, 2017	Nov. 30, 2016	Aug. 31, 2016	May 31, 2016	Feb. 29, 2016	Nov. 30, 2015	Aug. 31, 2015	May 31, 2015	Feb. 28, 2015	Nov. 30, 2014	Aug. 31, 2014
C000012210
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Shares
C000012228
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Shares
C000209798
Account Value [Line Items]
Line Graph and Table Measure Name	Admiral Shares
C000012204
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000012209
Account Value [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
C000012215
Account Value [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
C000012217
Account Value [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
C000012219
Account Value [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
C000012221
Account Value [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
C000012223
Account Value [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
C000012225
Account Value [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
C000012227
Account Value [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
C000012206
Account Value [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
C000012213
Account Value [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
C000055210
Account Value [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
C000055209
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000055216
Account Value [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
C000055215
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000055213
Account Value [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
C000055212
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
NACC2 Index: Russell 1000 Growth Index
Account Value [Line Items]
Account Value	$ 221,116	$ 206,433	$ 199,881	$ 174,820	$ 169,110	$ 154,514	$ 136,972	$ 138,561	$ 138,687	$ 141,048	$ 158,056	$ 176,826	$ 171,338	$ 150,454	$ 140,432	$ 135,290	$ 133,310	$ 107,525	$ 97,350	$ 99,187	$ 92,358	$ 85,167	$ 84,573	$ 81,965	$ 88,573	$ 80,808	$ 79,321	$ 75,481	$ 69,618	$ 66,771	$ 62,896	$ 57,705	$ 57,623	$ 55,519	$ 51,490	$ 55,371	$ 52,128	$ 54,641	$ 54,230	$ 52,176	$ 50,000
NACC2 Index: Russell 1000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Account Value	$ 44,223	41,287	39,976	34,964	33,822	30,903	27,394	27,712	27,737	28,210	31,611	35,365	34,268	30,091	28,086	27,058	26,662	21,505	19,470	19,837	18,472	17,033	16,915	16,393	17,715	16,162	15,864	15,096	13,924	13,354	12,579	11,541	11,525	11,104	10,298	11,074	10,426	10,928	10,846	10,435	10,000
NACC2 Index: MSCI All Country World Index ex USA Net
Account Value [Line Items]
Account Value	$ 77,051	73,291	70,328	65,965	65,181	62,780	62,508	60,373	58,254	63,675	67,350	68,507	72,383	72,694	67,618	62,769	57,967	50,915	53,587	57,311	53,518	52,725	53,960	51,540	55,326	56,246	57,688	56,095	53,620	51,285	47,430	43,964	45,105	43,373	39,754	43,977	43,825	48,949	48,112	47,449	50,000
NACC2 Index: MSCI All Country World Index ex USA Net
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index ex USA Net
Account Value	$ 15,410	14,658	14,066	13,193	13,036	12,556	12,502	12,075	11,651	12,735	13,470	13,701	14,477	14,539	13,524	12,554	11,593	10,183	10,717	11,462	10,704	10,545	10,792	10,308	11,065	11,249	11,538	11,219	10,724	10,257	9,486	8,793	9,021	8,675	7,951	8,795	8,765	9,790	9,622	9,490	10,000
NACC2 Index: FTSE US Choice Index
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE US Choice Index
Account Value	$ 23,153	21,484	20,905	18,536	18,083	16,718	15,540	15,772	15,472	16,031	17,398	18,718	18,457	16,835	15,358	14,574	14,066	11,865	11,420	11,975	10,991	10,258	10,302
NACC2 Index: FTSE US Choice Index
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE US Choice Index
Account Value	$ 17,814,812	16,530,770	16,085,485	14,262,404	13,914,154	12,863,486	11,957,462	12,135,764	11,905,073	12,334,687	13,386,525	14,402,484	14,201,386	12,953,643	11,817,203	11,213,905	10,823,140	9,129,603	8,787,008	9,213,825	8,456,853	7,893,102	7,927,018	7,790,175	8,159,563	7,549,939	7,493,000	7,268,457	6,716,147	6,481,178	6,313,050	5,810,222	5,700,136	5,452,918	4,985,580	5,445,249	5,176,202	5,492,437	5,429,288	5,255,339	5,000,000
NACC2 Index: Communication Services Spliced Index
Account Value [Line Items]
Line Graph and Table Measure Name	Communication Services Spliced Index
Account Value	$ 19,297	18,521	17,665	15,399	15,010	13,896	12,412	12,110	12,798	14,016	16,248	17,907	20,176	18,609	17,237	15,424	14,428	12,430	11,854	12,199	11,521	11,020	10,814	10,638	11,361	10,689	11,167	11,676	11,795	11,758	12,128	11,568	11,618	11,227	10,660	10,158	9,756	10,253	10,308	10,165	10,000
NACC2 Index: Communication Services Spliced Index
Account Value [Line Items]
Account Value	$ 192,971	185,212	176,653	153,994	150,101	138,955	124,117	121,097	127,984	140,161	162,482	179,070	201,758	186,094	172,368	154,239	144,281	124,298	118,539	121,995	115,211	110,204	108,138	106,379	113,613	106,894	111,668	116,762	117,946	117,584	121,282	115,685	116,176	112,271	106,603	101,579	97,561	102,531	103,080	101,654	100,000
NACC2 Index: Consumer Discretionary Spliced Index
Account Value [Line Items]
Line Graph and Table Measure Name	Consumer Discretionary Spliced Index
Account Value	$ 32,999	31,246	32,362	29,076	29,210	25,753	25,063	24,897	25,892	25,786	29,747	34,160	31,986	30,330	28,232	25,981	24,147	18,578	17,212	17,892	17,234	16,083	16,152	15,865	17,249	15,700	15,419	14,444	13,336	13,404	12,701	11,996	11,712	11,420	10,717	11,564	10,954	11,205	11,103	10,511	10,000
NACC2 Index: Consumer Discretionary Spliced Index
Account Value [Line Items]
Account Value	$ 329,987	312,455	323,618	290,758	292,104	257,531	250,626	248,974	258,920	257,860	297,472	341,604	319,863	303,295	282,317	259,809	241,468	185,781	172,122	178,917	172,341	160,834	161,523	158,647	172,490	156,996	154,194	144,444	133,359	134,043	127,012	119,964	117,121	114,205	107,173	115,643	109,539	112,054	111,029	105,106	100,000
NACC2 Index: Spliced U.S. Investable Market Consumer Staples 25/50 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Spliced U.S. Investable Market Consumer Staples 25/50 Index
Account Value	$ 24,308	22,821	21,889	20,398	20,906	20,449	20,088	21,274	19,969	20,148	20,294	19,037	19,403	18,990	16,929	17,424	16,850	15,087	14,643	15,599	15,164	13,879	13,660	13,949	13,378	12,257	12,954	13,477	13,029	13,411	13,003	11,897	12,662	12,137	11,593	11,285	10,783	11,063	11,209	10,943	10,000
NACC2 Index: Spliced U.S. Investable Market Consumer Staples 25/50 Index
Account Value [Line Items]
Account Value	$ 243,080	228,209	218,892	203,980	209,063	204,493	200,885	212,737	199,694	201,483	202,936	190,366	194,026	189,896	169,293	174,237	168,503	150,874	146,429	155,995	151,637	138,794	136,602	139,488	133,782	122,567	129,543	134,766	130,289	134,107	130,028	118,973	126,617	121,371	115,928	112,854	107,832	110,632	112,087	109,432	100,000
NACC2 Index: Spliced U.S. Investable Market Energy 25/50 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Spliced U.S. Investable Market Energy 25/50 Index
Account Value	$ 12,881	13,104	11,963	11,695	12,212	10,282	11,218	12,141	10,645	11,259	9,040	6,966	6,113	6,483	5,875	4,345	4,123	4,373	5,127	6,372	6,234	6,432	7,124	7,214	8,227	8,318	7,178	7,400	6,625	6,880	7,502	7,834	7,162	6,971	5,785	6,913	6,737	7,967	7,992	8,030	10,000
NACC2 Index: Spliced U.S. Investable Market Energy 25/50 Index
Account Value [Line Items]
Account Value	$ 128,812	131,036	119,635	116,955	122,124	102,818	112,181	121,406	106,453	112,588	90,398	69,656	61,129	64,831	58,752	43,445	41,228	43,729	51,268	63,722	62,335	64,316	71,237	72,143	82,275	83,176	71,785	74,001	66,252	68,798	75,018	78,339	71,624	69,713	57,847	69,133	67,372	79,667	79,925	80,299	100,000
NACC2 Index: Spliced U.S. Investable Market Financials 25/50 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Spliced U.S. Investable Market Financials 25/50 Index
Account Value	$ 29,198	26,482	25,607	22,566	21,529	19,591	22,266	22,406	20,441	21,724	23,576	23,357	23,321	22,893	19,540	16,605	14,722	13,708	15,695	17,663	15,765	15,181	15,507	15,523	16,384	15,720	16,328	15,643	13,973	13,211	13,881	12,686	11,199	10,704	9,441	10,848	10,270	10,697	10,551	10,437	10,000
NACC2 Index: Spliced U.S. Investable Market Financials 25/50 Index
Account Value [Line Items]
Account Value	$ 291,981	264,815	256,073	225,659	215,292	195,915	222,663	224,063	204,409	217,236	235,760	233,573	233,209	228,931	195,401	166,049	147,217	137,078	156,946	176,628	157,652	151,805	155,075	155,232	163,845	157,196	163,283	156,435	139,729	132,106	138,807	126,864	111,986	107,041	94,413	108,479	102,697	106,968	105,510	104,366	100,000
NACC2 Index: Spliced U.S. Investable Market Health Care 25/50 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Spliced U.S. Investable Market Health Care 25/50 Index
Account Value	$ 28,596	25,916	26,179	23,426	23,897	22,971	22,808	24,592	22,301	23,180	23,256	23,670	24,924	22,710	21,221	20,272	19,455	18,345	16,317	17,276	15,678	14,992	15,762	16,114	16,024	14,173	14,177	13,933	13,486	12,520	12,277	11,168	11,711	11,394	10,463	11,454	11,412	12,048	11,513	10,898	10,000
NACC2 Index: Spliced U.S. Investable Market Health Care 25/50 Index
Account Value [Line Items]
Account Value	$ 285,959	259,157	261,790	234,263	238,967	229,712	228,079	245,918	223,011	231,798	232,555	236,695	249,237	227,097	212,209	202,718	194,554	183,446	163,172	172,758	156,778	149,915	157,616	161,141	160,236	141,731	141,768	139,335	134,860	125,199	122,767	111,682	117,114	113,936	104,630	114,544	114,123	120,482	115,130	108,978	100,000
NACC2 Index: Spliced U.S. Investable Market Industrials 25/50 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Spliced U.S. Investable Market Industrials 25/50 Index
Account Value	$ 29,138	27,496	26,767	23,384	23,576	20,841	21,626	21,408	19,632	19,774	21,003	21,491	21,945	22,053	19,297	18,217	15,955	13,838	14,930	16,534	15,180	14,351	15,036	14,284	15,279	14,562	14,777	14,486	13,223	12,987	12,732	12,051	11,245	10,664	9,802	10,370	9,710	10,472	10,656	10,421	10,000
NACC2 Index: Spliced U.S. Investable Market Industrials 25/50 Index
Account Value [Line Items]
Account Value	$ 291,381	274,955	267,673	233,840	235,756	208,413	216,263	214,076	196,323	197,744	210,028	214,907	219,450	220,532	192,967	182,174	159,546	138,382	149,302	165,335	151,805	143,506	150,355	142,836	152,792	145,621	147,766	144,855	132,227	129,866	127,324	120,507	112,453	106,644	98,017	103,703	97,102	104,722	106,564	104,214	100,000
NACC2 Index: Information Technology Spliced Index
Account Value [Line Items]
Line Graph and Table Measure Name	Information Technology Spliced Index
Account Value	$ 63,835	59,289	57,418	51,080	49,124	45,950	38,730	38,185	38,204	39,410	44,001	48,604	46,243	40,281	38,520	36,102	35,315	27,972	25,136	25,128	22,640	20,549	20,345	19,174	21,199	19,060	18,433	17,120	15,627	14,933	13,664	12,309	12,016	11,185	10,225	11,258	10,218	11,028	10,892	10,556	10,000
NACC2 Index: Information Technology Spliced Index
Account Value [Line Items]
Account Value	$ 638,355	592,892	574,176	510,795	491,242	459,499	387,297	381,852	382,038	394,100	440,009	486,041	462,427	402,806	385,202	361,023	353,152	279,719	251,363	251,283	226,402	205,491	203,453	191,743	211,988	190,601	184,330	171,195	156,266	149,328	136,645	123,093	120,157	111,852	102,247	112,579	102,183	110,282	108,920	105,559	100,000
NACC2 Index: Spliced U.S. Investable Market Materials 25/50 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Spliced U.S. Investable Market Materials 25/50 Index
Account Value	$ 22,345	21,738	20,723	19,269	19,398	17,410	19,094	18,936	17,290	19,469	18,971	18,897	19,098	19,450	16,237	15,345	13,530	11,872	11,329	12,928	12,057	11,239	11,967	11,681	12,909	12,672	12,787	12,762	11,752	11,247	11,148	10,541	10,031	9,526	8,303	9,082	8,655	10,020	10,114	9,658	10,000
NACC2 Index: Spliced U.S. Investable Market Materials 25/50 Index
Account Value [Line Items]
Account Value	$ 223,450	217,379	207,232	192,687	193,984	174,097	190,944	189,356	172,898	194,691	189,711	188,972	190,982	194,503	162,374	153,452	135,303	118,724	113,289	129,281	120,574	112,387	119,666	116,812	129,089	126,719	127,873	127,623	117,525	112,466	111,482	105,406	100,311	95,264	83,034	90,817	86,552	100,202	101,141	96,585	100,000
NACC2 Index: Spliced U.S. Investable Market Utilities 25/50 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Spliced U.S. Investable Market Utilities 25/50 Index
Account Value	$ 24,281	22,970	19,459	19,365	19,359	19,893	19,865	21,600	22,162	22,018	20,062	19,327	19,905	18,818	16,825	17,829	16,681	16,747	17,293	17,559	17,370	16,058	15,616	15,124	14,443	13,696	12,887	14,741	14,142	13,708	13,090	11,766	12,158	12,039	11,163	10,256	10,010	10,478	10,577	10,635	10,000
NACC2 Index: Spliced U.S. Investable Market Utilities 25/50 Index
Account Value [Line Items]
Account Value	$ 242,811	229,703	194,589	193,653	193,587	198,934	198,653	216,002	221,618	220,176	200,621	193,270	199,055	188,180	168,252	178,289	166,808	167,470	172,928	175,589	173,699	160,579	156,164	151,240	144,430	136,963	128,875	147,409	141,421	137,075	130,899	117,661	121,576	120,392	111,631	102,562	100,098	104,780	105,769	106,354	100,000
NACC2 Index: CRSP US Mega Cap Index
Account Value [Line Items]
Line Graph and Table Measure Name	CRSP US Mega Cap Index
Account Value	$ 35,578	33,004	31,744	28,274	27,584	25,440	23,532	24,136	23,400	24,300	25,907	27,250	26,909	24,767	22,443	21,354	20,698	17,646	16,859	17,726	16,395	15,319	15,412	15,230	15,874	14,691	14,700	14,216	13,198	12,779	12,440	11,481	11,272	10,827	9,937	10,642	10,005	10,645	10,582	10,362	10,000
NACC2 Index: CRSP US Mega Cap Index
Account Value [Line Items]
Line Graph and Table Measure Name	CRSP US Mega Cap Index
Account Value	$ 17,789,032	16,502,050	15,872,228	14,136,785	13,791,779	12,720,151	11,765,869	12,068,037	11,700,047	12,149,972	12,953,601	13,625,186	13,454,538	12,383,435	11,221,347	10,677,136	10,348,757	8,822,899	8,429,744	8,862,801	8,197,341	7,659,626	7,706,044	7,615,173	7,937,207	7,345,367	7,350,050	7,108,067	6,598,809	6,389,285	6,219,791	5,740,481	5,636,148	5,413,720	4,968,685	5,321,216	5,002,433	5,322,432	5,291,094	5,181,190	5,000,000
NACC2 Index: CRSP US Mega Cap Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	CRSP US Mega Cap Growth Index
Account Value	$ 44,049	40,873	39,713	34,902	33,560	30,643	26,055	26,179	26,960	27,448	31,091	35,274	34,140	29,982	27,725	26,838	26,779	21,197	19,163	19,147	17,861	16,371	16,190	15,717	17,113	15,730	15,462	14,669	13,754	13,288	12,409	11,284	11,342	10,935	10,073	10,997	10,281	10,813	10,833	10,457	10,000
NACC2 Index: CRSP US Mega Cap Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	CRSP US Mega Cap Growth Index
Account Value	$ 22,024,468	20,436,460	19,856,298	17,451,243	16,779,984	15,321,256	13,027,537	13,089,414	13,480,009	13,723,798	15,545,282	17,637,087	17,070,052	14,991,081	13,862,503	13,419,160	13,389,688	10,598,720	9,581,327	9,573,611	8,930,368	8,185,519	8,094,931	7,858,581	8,556,424	7,865,051	7,730,981	7,334,392	6,877,026	6,643,973	6,204,674	5,641,896	5,671,150	5,467,419	5,036,413	5,498,453	5,140,467	5,406,470	5,416,706	5,228,590	5,000,000
NACC2 Index: CRSP US Mega Cap Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	CRSP US Mega Cap Value Index
Account Value	$ 27,854	25,696	24,705	22,543	22,399	20,948	21,325	22,312	20,254	21,492	21,411	20,448	20,761	20,317	17,963	16,728	15,578	14,643	14,900	16,495	15,121	14,410	14,749	14,813	14,871	13,847	14,077	13,845	12,738	12,355	12,486	11,670	11,226	10,749	9,835	10,360	9,785	10,514	10,384	10,291	10,000
NACC2 Index: CRSP US Mega Cap Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	CRSP US Mega Cap Value Index
Account Value	$ 13,927,150	12,848,140	12,352,469	11,271,283	11,199,720	10,473,752	10,662,673	11,155,974	10,127,062	10,746,138	10,705,520	10,223,975	10,380,456	10,158,357	8,981,451	8,364,085	7,788,907	7,321,635	7,450,001	8,247,281	7,560,517	7,204,765	7,374,328	7,406,404	7,435,596	6,923,260	7,038,617	6,922,672	6,368,862	6,177,726	6,242,931	5,834,843	5,613,227	5,374,701	4,917,519	5,180,024	4,892,658	5,257,140	5,192,218	5,145,308	5,000,000
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Account Value	$ 159,186	148,426	143,595	127,864	126,168	116,250	111,660	113,532	109,953	114,060	121,679	127,928	127,455	118,804	108,707	101,138	95,602	82,521	80,225	85,040	78,876	74,139	75,139	73,708	77,918	72,385	71,564	69,868	64,792	62,895	61,570	57,135	55,833	53,457	48,765	52,787	50,146	53,393	52,964	51,500	50,000
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value	$ 31,837	29,685	28,719	25,573	25,234	23,250	22,332	22,706	21,991	22,812	24,336	25,586	25,491	23,761	21,741	20,228	19,120	16,504	16,045	17,008	15,775	14,828	15,028	14,742	15,584	14,477	14,313	13,974	12,958	12,579	12,314	11,427	11,167	10,691	9,753	10,557	10,029	10,679	10,593	10,300	10,000
NACC2 Index: FTSE USA Index
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE USA Index
Account Value	$ 22,785	21,176	20,443	18,255	17,903	16,519	15,635	15,962	15,451	16,045	17,066	17,903	17,758	16,433	14,932	14,119	13,527	11,617	11,188	11,802	10,929	10,241	10,316
NACC2 Index: FTSE USA Index
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE USA Index
Account Value	$ 16,744,193	15,562,204	15,023,493	13,415,247	13,156,655	12,139,847	11,489,775	11,729,975	11,354,959	11,791,231	12,541,221	13,156,353	13,049,980	12,076,451	10,973,235	10,375,852	9,940,590	8,537,183	8,222,247	8,672,946	8,031,712	7,525,829	7,581,135	7,459,325	7,815,873	7,263,248	7,244,721	7,028,582	6,535,667	6,339,669	6,177,992	5,713,996	5,610,007	5,385,410	4,923,594	5,296,170	5,014,393	5,333,899	5,295,519	5,170,173	5,000,000
NACC2 Index: MSCI US Investable Market 2500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI US Investable Market 2500 Index
Account Value	$ 32,332	30,148	29,140	25,976	25,629	23,601	22,652	23,028	22,284	23,094	24,615	25,828	25,701	23,914	21,845	20,353	19,239	16,574	16,107	17,085	15,838	14,880	15,082	14,787	15,631	14,519	14,355	14,012	12,996	12,621	12,351	11,458	11,198	10,721	9,776	10,581	10,044	10,695	10,605	10,308	10,000
NACC2 Index: MSCI US Investable Market 2500 Index
Account Value [Line Items]
Account Value	$ 323,316	301,481	291,397	259,761	256,293	236,005	226,516	230,283	222,836	230,944	246,150	258,283	257,014	239,139	218,447	203,533	192,393	165,744	161,070	170,852	158,377	148,798	150,821	147,867	156,314	145,188	143,553	140,125	129,956	126,214	123,512	114,579	111,978	107,206	97,765	105,812	100,445	106,945	106,047	103,082	100,000
NACC2 Index: MSCI US Investable Market 2500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI US Investable Market 2500 Index
Account Value	$ 32,332	30,148	29,140	25,976	25,629	23,601	22,652	23,028	22,284	23,094	24,615	25,828	25,701	23,914	21,845	20,353	19,239	16,574	16,107	17,085	15,838	14,880	15,082	14,787	15,631	14,519	14,355	14,012	12,996	12,621	12,351	11,458	11,198	10,721	9,776	10,581	10,044	10,695	10,605	10,308	10,000
NACC2 Index: MSCI US Investable Market 2500 Index
Account Value [Line Items]
Account Value	$ 323,316	301,481	291,397	259,761	256,293	236,005	226,516	230,283	222,836	230,944	246,150	258,283	257,014	239,139	218,447	203,533	192,393	165,744	161,070	170,852	158,377	148,798	150,821	147,867	156,314	145,188	143,553	140,125	129,956	126,214	123,512	114,579	111,978	107,206	97,765	105,812	100,445	106,945	106,047	103,082	100,000
NACC2 Index: MSCI US Investable Market 2500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI US Investable Market 2500 Index
Account Value	$ 32,332	30,148	29,140	25,976	25,629	23,601	22,652	23,028	22,284	23,094	24,615	25,828	25,701	23,914	21,845	20,353	19,239	16,574	16,107	17,085	15,838	14,880	15,082	14,787	15,631	14,519	14,355	14,012	12,996	12,621	12,351	11,458	11,198	10,721	9,776	10,581	10,044	10,695	10,605	10,308	10,000
NACC2 Index: MSCI US Investable Market 2500 Index
Account Value [Line Items]
Account Value	$ 323,316	301,481	291,397	259,761	256,293	236,005	226,516	230,283	222,836	230,944	246,150	258,283	257,014	239,139	218,447	203,533	192,393	165,744	161,070	170,852	158,377	148,798	150,821	147,867	156,314	145,188	143,553	140,125	129,956	126,214	123,512	114,579	111,978	107,206	97,765	105,812	100,445	106,945	106,047	103,082	100,000
NACC2 Index: MSCI US Investable Market 2500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI US Investable Market 2500 Index
Account Value	$ 32,332	30,148	29,140	25,976	25,629	23,601	22,652	23,028	22,284	23,094	24,615	25,828	25,701	23,914	21,845	20,353	19,239	16,574	16,107	17,085	15,838	14,880	15,082	14,787	15,631	14,519	14,355	14,012	12,996	12,621	12,351	11,458	11,198	10,721	9,776	10,581	10,044	10,695	10,605	10,308	10,000
NACC2 Index: MSCI US Investable Market 2500 Index
Account Value [Line Items]
Account Value	$ 323,316	301,481	291,397	259,761	256,293	236,005	226,516	230,283	222,836	230,944	246,150	258,283	257,014	239,139	218,447	203,533	192,393	165,744	161,070	170,852	158,377	148,798	150,821	147,867	156,314	145,188	143,553	140,125	129,956	126,214	123,512	114,579	111,978	107,206	97,765	105,812	100,445	106,945	106,047	103,082	100,000
NACC2 Index: MSCI US Investable Market 2500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI US Investable Market 2500 Index
Account Value	$ 32,332	30,148	29,140	25,976	25,629	23,601	22,652	23,028	22,284	23,094	24,615	25,828	25,701	23,914	21,845	20,353	19,239	16,574	16,107	17,085	15,838	14,880	15,082	14,787	15,631	14,519	14,355	14,012	12,996	12,621	12,351	11,458	11,198	10,721	9,776	10,581	10,044	10,695	10,605	10,308	10,000
NACC2 Index: MSCI US Investable Market 2500 Index
Account Value [Line Items]
Account Value	$ 323,316	301,481	291,397	259,761	256,293	236,005	226,516	230,283	222,836	230,944	246,150	258,283	257,014	239,139	218,447	203,533	192,393	165,744	161,070	170,852	158,377	148,798	150,821	147,867	156,314	145,188	143,553	140,125	129,956	126,214	123,512	114,579	111,978	107,206	97,765	105,812	100,445	106,945	106,047	103,082	100,000
NACC2 Index: MSCI US Investable Market 2500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI US Investable Market 2500 Index
Account Value	$ 32,332	30,148	29,140	25,976	25,629	23,601	22,652	23,028	22,284	23,094	24,615	25,828	25,701	23,914	21,845	20,353	19,239	16,574	16,107	17,085	15,838	14,880	15,082	14,787	15,631	14,519	14,355	14,012	12,996	12,621	12,351	11,458	11,198	10,721	9,776	10,581	10,044	10,695	10,605	10,308	10,000
NACC2 Index: MSCI US Investable Market 2500 Index
Account Value [Line Items]
Account Value	$ 323,316	301,481	291,397	259,761	256,293	236,005	226,516	230,283	222,836	230,944	246,150	258,283	257,014	239,139	218,447	203,533	192,393	165,744	161,070	170,852	158,377	148,798	150,821	147,867	156,314	145,188	143,553	140,125	129,956	126,214	123,512	114,579	111,978	107,206	97,765	105,812	100,445	106,945	106,047	103,082	100,000
NACC2 Index: MSCI US Investable Market 2500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI US Investable Market 2500 Index
Account Value	$ 32,332	30,148	29,140	25,976	25,629	23,601	22,652	23,028	22,284	23,094	24,615	25,828	25,701	23,914	21,845	20,353	19,239	16,574	16,107	17,085	15,838	14,880	15,082	14,787	15,631	14,519	14,355	14,012	12,996	12,621	12,351	11,458	11,198	10,721	9,776	10,581	10,044	10,695	10,605	10,308	10,000
NACC2 Index: MSCI US Investable Market 2500 Index
Account Value [Line Items]
Account Value	$ 323,316	301,481	291,397	259,761	256,293	236,005	226,516	230,283	222,836	230,944	246,150	258,283	257,014	239,139	218,447	203,533	192,393	165,744	161,070	170,852	158,377	148,798	150,821	147,867	156,314	145,188	143,553	140,125	129,956	126,214	123,512	114,579	111,978	107,206	97,765	105,812	100,445	106,945	106,047	103,082	100,000
NACC2 Index: MSCI US Investable Market 2500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI US Investable Market 2500 Index
Account Value	$ 32,332	30,148	29,140	25,976	25,629	23,601	22,652	23,028	22,284	23,094	24,615	25,828	25,701	23,914	21,845	20,353	19,239	16,574	16,107	17,085	15,838	14,880	15,082	14,787	15,631	14,519	14,355	14,012	12,996	12,621	12,351	11,458	11,198	10,721	9,776	10,581	10,044	10,695	10,605	10,308	10,000
NACC2 Index: MSCI US Investable Market 2500 Index
Account Value [Line Items]
Account Value	$ 323,316	301,481	291,397	259,761	256,293	236,005	226,516	230,283	222,836	230,944	246,150	258,283	257,014	239,139	218,447	203,533	192,393	165,744	161,070	170,852	158,377	148,798	150,821	147,867	156,314	145,188	143,553	140,125	129,956	126,214	123,512	114,579	111,978	107,206	97,765	105,812	100,445	106,945	106,047	103,082	100,000
NACC2 Index: MSCI US Investable Market 2500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI US Investable Market 2500 Index
Account Value	$ 32,332	30,148	29,140	25,976	25,629	23,601	22,652	23,028	22,284	23,094	24,615	25,828	25,701	23,914	21,845	20,353	19,239	16,574	16,107	17,085	15,838	14,880	15,082	14,787	15,631	14,519	14,355	14,012	12,996	12,621	12,351	11,458	11,198	10,721	9,776	10,581	10,044	10,695	10,605	10,308	10,000
NACC2 Index: MSCI US Investable Market 2500 Index
Account Value [Line Items]
Account Value	$ 323,316	301,481	291,397	259,761	256,293	236,005	226,516	230,283	222,836	230,944	246,150	258,283	257,014	239,139	218,447	203,533	192,393	165,744	161,070	170,852	158,377	148,798	150,821	147,867	156,314	145,188	143,553	140,125	129,956	126,214	123,512	114,579	111,978	107,206	97,765	105,812	100,445	106,945	106,047	103,082	100,000
NACC2 Index: MSCI US Investable Market 2500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI US Investable Market 2500 Index
Account Value	$ 32,332	30,148	29,140	25,976	25,629	23,601	22,652	23,028	22,284	23,094	24,615	25,828	25,701	23,914	21,845	20,353	19,239	16,574	16,107	17,085	15,838	14,880	15,082	14,787	15,631	14,519	14,355	14,012	12,996	12,621	12,351	11,458	11,198	10,721	9,776	10,581	10,044	10,695	10,605	10,308	10,000
NACC2 Index: MSCI US Investable Market 2500 Index
Account Value [Line Items]
Account Value	$ 323,316	301,481	291,397	259,761	256,293	236,005	226,516	230,283	222,836	230,944	246,150	258,283	257,014	239,139	218,447	203,533	192,393	165,744	161,070	170,852	158,377	148,798	150,821	147,867	156,314	145,188	143,553	140,125	129,956	126,214	123,512	114,579	111,978	107,206	97,765	105,812	100,445	106,945	106,047	103,082	100,000
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value	$ 31,837	29,685	28,719	25,573	25,234	23,250	22,332	22,706	21,991	22,812	24,336	25,586	25,491	23,761	21,741	20,228	19,120	16,504	16,045	17,008	15,775	14,828	15,028	14,742	15,584	14,477	14,313	13,974	12,958	12,579	12,314	11,427	11,167	10,691	9,753	10,557	10,029	10,679	10,593	10,300	10,000
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value	$ 15,918,555	14,842,617	14,359,475	12,786,375	12,616,765	11,625,045	11,166,029	11,353,208	10,995,291	11,405,976	12,167,896	12,792,805	12,745,499	11,880,373	10,870,677	10,113,778	9,560,204	8,252,119	8,022,485	8,503,993	7,887,636	7,413,868	7,513,886	7,370,849	7,791,807	7,238,490	7,156,448	6,986,758	6,479,153	6,289,526	6,157,003	5,713,465	5,583,250	5,345,687	4,876,502	5,278,715	5,014,635	5,339,270	5,296,387	5,149,970	5,000,000
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value	$ 31,837	29,685	28,719	25,573	25,234	23,250	22,332	22,706	21,991	22,812	24,336	25,586	25,491	23,761	21,741	20,228	19,120	16,504	16,045	17,008	15,775	14,828	15,028	14,742	15,584	14,477	14,313	13,974	12,958	12,579	12,314	11,427	11,166	10,691	9,753	10,557	10,029	10,679	10,593	10,300	10,000
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value	$ 15,918,555	14,842,617	14,359,475	12,786,375	12,616,765	11,625,045	11,166,029	11,353,208	10,995,291	11,405,976	12,167,896	12,792,805	12,745,499	11,880,373	10,870,677	10,113,778	9,560,204	8,252,119	8,022,485	8,503,993	7,887,636	7,413,868	7,513,886	7,370,849	7,791,807	7,238,490	7,156,448	6,986,758	6,479,153	6,289,526	6,157,003	5,713,465	5,583,250	5,345,687	4,876,502	5,278,715	5,014,635	5,339,270	5,296,387	5,149,970	5,000,000
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value	$ 31,837	29,685	28,719	25,573	25,234	23,250	22,332	22,706	21,991	22,812	24,336	25,586	25,491	23,761	21,741	20,228	19,120	16,504	16,045	17,008	15,775	14,828	15,028	14,742	15,584	14,477	14,313	13,974	12,958	12,579	12,314	11,427	11,167	10,691	9,753	10,557	10,029	10,679	10,593	10,300	10,000
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value	$ 15,918,555	$ 14,842,617	$ 14,359,475	$ 12,786,375	$ 12,616,765	$ 11,625,045	$ 11,166,029	$ 11,353,208	$ 10,995,291	$ 11,405,976	$ 12,167,896	$ 12,792,805	$ 12,745,499	$ 11,880,373	$ 10,870,677	$ 10,113,778	$ 9,560,204	$ 8,252,119	$ 8,022,485	$ 8,503,993	$ 7,887,636	$ 7,413,868	$ 7,513,886	$ 7,370,849	$ 7,791,807	$ 7,238,490	$ 7,156,448	$ 6,986,758	$ 6,479,153	$ 6,289,526	$ 6,157,003	$ 5,713,465	$ 5,583,250	$ 5,345,687	$ 4,876,502	$ 5,278,715	$ 5,014,635	$ 5,339,270	$ 5,296,387	$ 5,149,970	$ 5,000,000